NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Conservative Fund

Supplement dated October 28, 2022
to the Summary Prospectus dated February 28, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the Nationwide Investor Destinations Conservative Fund will no longer invest in a fixed interest contract (“Nationwide Contract”) issued by Nationwide Life Insurance Company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE